DISCLOSURE OF DETAILED TRADE AND OTHER RECEIVABLES EXPLANATORY (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Other receivables	$ 340,848	$ 19,130
VAT receivable	80,099	82,617
Prepayments	171,248	711,209
Trade and other receivables	$ 592,195	$ 812,956